Personnel expenses - Disclosure of Detailed Information about Employee Head Count (Details) - employee	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Personnel Expenses [Abstract]
Average number of full-time equivalents	167.4	158.3	142.5
Full-time equivalents at year end	175.3	163.2	145.4
Headcount at year end	191	177	159